Reconciliation of Financial Statements to Form 5500 (Deemed Distributions) (Details) - EBP025 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Reconciliation of Financial Statements to Form 5500 [Line Items]
Certain deemed distributions of participant loans per the financial statements	$ 0
Add: Loans deemed distributed current year	46,090
Deduct: Loans deemed distributed prior year	(39,498)
Certain deemed distributions of participant loans per the Form 5500	$ 6,592